Other assets and liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other assets and liabilities	Other assets and liabilitiesTrade receivables Millicom’s trade receivables mainly comprise interconnect receivables from other operators, postpaid mobile and residential cable subscribers, as well as B2B customers. The nominal value of receivables adjusted for impairment approximates the fair value of trade receivables.

	2021	2020
	(US$ millions)
Gross trade receivables	722	649
Less: provisions for expected credit losses	(316)	(298)
Trade receivables, net	405	351

Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2021:
Telecom operators	18	3	4	25
Own customers	210	59	34	303
Others	58	12	8	77
Total	286	74	46	405
2020:
Telecom operators	15	7	3	25
Own customers	167	65	34	266
Others	34	19	8	60
Total	216	90	45	351
Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less provision for expected credit losses. The Group recognizes an allowance for expected credit losses (ECLs) applying a simplified approach in calculating the ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime of ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The provision for expected credit losses is recognized in the consolidated statement of income within Cost of sales.
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those maturing more than 12 months after the end of the reporting period. These are classified within non-current assets. Loans and receivables are carried at amortized cost using the effective interest method. Gains and losses are recognized in the statement of income when the loans and receivables are derecognized or impaired, as well as through the amortization process.Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.
Inventories

	2021	2020
	(US$ millions)
Telephone and equipment	43	23
SIM cards	5	4
IRUs	—	—
Other	15	10
Inventory at December 31,	63	37
Trade payables Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method where the effect of the passage of time is material. From time to time, the Group enters into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. The corresponding amount pending payment as of December 31, 2021, is recognized in Trade payables for an amount of $38 million (2020: $46 million).Current and non-current provisions and other liabilities Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, if it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, risks specific to the liability. Where discounting is used, increases in the provision due to the passage of time are recognized as interest expenses.Current provisions and other liabilities
Current

	2021	2020
	(US$ millions)
Deferred revenue	110	78
Customer deposits	15	14
Current legal provisions	24	22
Tax payables	88	72
Customer and MFS distributor cash balances	194	186
Withholding tax on payments to third parties	11	6
Other current liabilities(i)	105	133
Total	546	511
(i) Includes $25 million (2020: $44 million) of tax risk liabilities not related to income tax.Non-current provisions and other liabilities
Non-current

	2021	2020
	(US$ millions)
Non-current legal provisions	22	30
Long-term portion of asset retirement obligations	177	107
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	46	57
Long-term employment obligations	56	67
Other non-current liabilities	63	67
Total	364	328
Assets and liabilities related to contract with customers
Contract assets, net

	2021	2020
	(US$ millions)
Long-term portion	18	6
Short-term portion	54	28
Less: provisions for expected credit losses	(4)	(2)
Total	69	31

Contract liabilities

	2021	2020
	(US$ millions)
Long-term portion	2	2
Short-term portion	95	89
Total	97	90
The Group recognized revenue for $86 million in 2021 (2020: $82 million) that was included in the contract liability balance at the beginning of the year.
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2021 is $101 million ($96 million is expected to be recognized as revenue in the 2023 financial year and the remaining $6 million in the 2024 financial year or later) (i).
(i) This amount does not consider contracts that have an original expected duration of one year or less, neither contracts in which consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e. billing corresponds to accounting revenue).

Contract costs, net (i)

	2021	2020
	(US$ millions)
Net at January 1	5	5
Change in scope	2	—
Contract costs capitalized	2	1
Amortization of contract costs	(1)	(1)
Net at December 31	8	5
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.